Related parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Feb. 24, 2023
Transactions with Related Party [Abstract]
Financial income	$ 16,320	$ 17,414
Financial expenses	(245,011)	(243,083)
Operating income	91,616	57,402
Operating Expense	$ (291,943)	(237,930)
Loan interest rate				4.21%
Arroyo Netherlands II B.V [Member] | SOFR [Member]
Transactions with Related Party [Abstract]
Interest rate	6.31%
Akuo Atlantica PMGD Holding S.P.A. [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.75%
Colombian Assets Portfolio [Member]
Transactions with Related Party [Abstract]
Equity interest	50.00%
Colombian Assets Portfolio [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.00%
JGC Corporation [Member] | EURIBOR [Member]
Transactions with Related Party [Abstract]
Interest rate	2.50%
AYES Canada [Member]
Transactions with Related Party [Abstract]
Current dividend receivable			$ 5,800
Loan [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Transactions with Related Party [Abstract]
Impairment loss	$ 6,100
Related Parties [Member]
Details of Balances [Abstract]
Receivables (current)	1,400		25,204
Receivables (non-current)	30,444		33,446
Payables (current)	1,656		8,031
Payables (non-current)	3,994		4,639
Related Parties [Member] | Non-controlling Interest [Member] | Algonquin Power Co [Member]
Details of Balances [Abstract]
Receivables (current)	104		0
Receivables (non-current)	0		0
Payables (current)	0		5,683
Payables (non-current)	0		0
Related Parties [Member] | Non-controlling Interest [Member] | JGC Corporation [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	3,954		4,612
Related Parties [Member] | Non-controlling Interest [Member] | Algerian Energy Company, SPA [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	22		0
Payables (non-current)	0		0
Related Parties [Member] | Non-controlling Interest [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	40		0
Receivables (non-current)	0		0
Payables (current)	1,575		2,314
Payables (non-current)	40		27
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Amherst Island Partnership [Member]
Details of Balances [Abstract]
Receivables (current)	0		5,817
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	0		18,448
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Details of Balances [Abstract]
Receivables (current)	137		0
Receivables (non-current)	12,876		16,677
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Assets Portfolio [Member]
Details of Balances [Abstract]
Receivables (current)	463		0
Receivables (non-current)	16,028		13,578
Payables (current)	59		34
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Ecorer S.A.C. [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	1,357		3,043
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	14		21
Receivables (non-current)	183		148
Payables (current)	0		0
Payables (non-current)	0		0
Other Related Parties [member] | Atlantica's Partner in Colombia [Member]
Details of Balances [Abstract]
Receivables (current)	642		918
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		$ 0
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	1,925	2,044
Financial expenses	(421)	(432)
Operating income	138	270
Operating Expense	(6,267)	(158)
Subsidiaries [Member] | Non-controlling Interest [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	0
Financial expenses	(421)	(432)
Operating income	0	0
Operating Expense	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Transactions with Related Party [Abstract]
Financial income	606	1,346
Financial expenses	0	0
Operating income	0	0
Operating Expense	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Transactions with Related Party [Abstract]
Financial income	1,045	403
Financial expenses	0	0
Operating income	117	263
Operating Expense	(6,105)	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Assets Portfolio [Member]
Transactions with Related Party [Abstract]
Financial income	274	295
Financial expenses	0	0
Operating income	14	0
Operating Expense	(28)	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	0
Financial expenses	0	0
Operating income	7	7
Operating Expense	$ (134)	$ (158)